Trade and other receivables, Ageing of Impairment (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	$ 877.9	$ 1,089.6
Loss allowance	(42.4)	(41.9)	$ (2.6)
Net trade receivables	835.5	1,047.7
Current [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	696.0	798.5
Loss allowance	(8.9)	0.0
Net trade receivables	687.1	798.5
Up to Three Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	110.1	153.4
Loss allowance	(3.8)	0.0
Net trade receivables	106.3	153.4
Three to Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	8.9	13.6
Loss allowance	(1.5)	(3.6)
Net trade receivables	7.4	10.0
Over Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	62.9	124.1
Loss allowance	(28.2)	(38.3)
Net trade receivables	$ 34.7	$ 85.8